Contingent liabilities and provisions (Tables)	12 Months Ended
Oct. 31, 2020
Legal proceedings provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2020	2019
Balance at beginning of year	$67	$40
Additional new provisions recognized	92	39
Less:
Amounts incurred and charged against existing provisions	(5)	(8)
Unused amounts reversed	(3)	(4)
Balance at end of year	$151	$67

Restructuring provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
The following table presents changes in the restructuring provision:

$ millions, for the year ended October 31	2020	2019
Balance at beginning of year	$26	$71
Additional new provisions recognized	370	–
Less:
Amounts incurred and charged against existing provisions	(152)	(45)
Unused amounts reversed	(22)	–
Balance at end of year	$222	$26